Warrant Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding at Beginning, Shares	19,323,406	18,190,906	7,631,544
Warrants granted, Shares	0	1,140,000	10,587,500
Warrants exercised, Shares	(531,262)	0	0
Warrants expired, Shares	0	(7,500)	(28,138)
Outstanding at end, Shares	18,792,144	19,323,406	18,190,906
Weighted Average Exercise Price, Outstanding at Beginning	$ 0.200	$ 0.225	$ 0.404
Warrants granted, Weighted Average Exercise Price	$ 0	$ 0.185	$ 0.129
Warrants exercised, Weighted Average Exercise Price	$ 0.104	$ 0	$ 0
Warrants expired, Weighted Average Exercise Price	$ 0	$ 60.000	$ 12,446
Weighted Average Exercise Price, Outstanding and exercisable at end	$ 0.197	$ 0.200	$ 0.225
Remaining Contractual Term, Outstanding at December 31, 2013	63 months
Granted, Remaining Contractual Term	0 months
Exercised, Remaining Contractual Term	0 months
Expired or cancelled, Remaining Contractual Term	0 months
Aggregate Intrinsic Value, Outstanding at December 31, 2013	$ 300,000
Granted, Aggregate Intrinsic Value	0
Exercised, Aggregate Intrinsic Value	0
Expired or cancelled, Aggregate Intrinsic Value	0
Aggregate Intrinsic Value, Outstanding and exercisable at June 30, 2014	$ 0	$ 300,000
Warrants exercise price range lower range limit		$ 0.10	$ 0.10
Warrants exercise price range upper range limit		$ 16.00	$ 60.00
Warrants price for exercised shares		$ 0.00	$ 0.00
Maximum
Class of Warrant or Right [Line Items]
Remaining Contractual Term, Outstanding and exercisable at June 30, 2014	88 months
Minimum
Class of Warrant or Right [Line Items]
Remaining Contractual Term, Outstanding and exercisable at June 30, 2014	8 months